SHARE-BASED COMPENSATION - Share-based compensation expense was recorded in the statement of profit or loss and other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Cost of revenue	$ 378	$ 692	$ 290
Research and development	855	1,337	349
Selling and marketing	907	1,336	524
General and administrative	1,485	2,061	743
Total	$ 3,625	$ 5,426	$ 1,906